RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES [Text Block]

27. RELATED PARTIES

(a) Principal Subsidiaries

	Ownership interest as at December 31,
	2023	2022
Gibraltar Mines Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Holdings Inc.	100%	100%
Florence Copper Holdings Inc.	100%	100%
FC-ISR Holdings Inc.	100%	100%
Florence Copper LLC[1]	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%

[1] On November 28, 2022, Florence Copper Inc. was converted into Florence Copper LLC. The units of Florence Copper LLC were transferred to a new intermediary company, Florence Copper Holdings Inc. Florence Copper Holdings Inc. subsequently transferred 1% of Florence Copper LLC to FC-ISR Holdings Inc.

(b) Key management personnel compensation

Key management personnel include the members of the Board of Directors and executive officers of the Company.

The Company contributes to a post-employment defined contribution pension plan on behalf of certain key management personnel. This retirement compensation arrangement ("RCA Trust") was established to provide benefits to certain executive officers on or after retirement in recognition of their long service. Upon retirement, the participant is entitled to the distribution of the accumulated value of the contributions under the RCA Trust. Obligations for contributions to the defined contribution pension plan are recognized as compensation expense in profit or loss in the periods during which services are rendered by the executive officers.

Certain executive officers are entitled to termination and change in control benefits. In the event of termination without cause, other than a change in control, these executive officers are entitled to an amount ranging from 9-month to 12-months' salary. In the event of a change in control, if a termination without cause or a resignation occurs within 12 months following the change of control, these executive officers are entitled to receive, among other things, an amount ranging from 12-month to 24-months' salary and accrued bonus, and all stock options held by these individuals will fully vest.

Executive officers and directors also participate in the Company's share option program (Note 22).

Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2023	2022
Salaries and benefits	4,986	4,509
Post-employment benefits	922	730
Share-based compensation expense	4,761	2,995
	10,669	8,234

(c) Related party transactions

Under the terms of the joint venture operating agreement, the Gibraltar joint venture pays the Company a management fee for services rendered by the Company as operator of Gibraltar. Net management fee income in 2023 was $713 (2022 - $1,162). In addition, the Company pays certain expenses on behalf of the Gibraltar joint venture and invoices the joint venture for these expenses. In 2023, net reimbursable compensation expenses and third-party costs of $289 (2022 - $1,370) were charged to the joint venture.